EMPLOYEE BENEFIT LIABILITIES, NET - Changes in the defined benefit obligation and fair value of plan assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit plans
Balance as of January 1,	$ 1,009	$ 792
Current service cost	321	265
Payments	(46)	(128)
Net interest expense (income)	24	24
Total expenses recognized in profit or loss for the period	299	161
Loss (gain) from remeasurement in other comprehensive loss gain	81	51
Effect of changes in foreign exchange rates	5	9
Contributions	(4)	(4)
Balance as of December 31,	1,390	1,009
Defined benefit obligation
Defined benefit plans
Balance as of January 1,	1,080	851
Current service cost	321	265
Payments	(46)	(128)
Net interest expense (income)	26	26
Total expenses recognized in profit or loss for the period	301	163
Loss (gain) from remeasurement in other comprehensive loss gain	85	53
Effect of changes in foreign exchange rates	8	13
Balance as of December 31,	1,474	1,080
Fair value of plan assets
Defined benefit plans
Balance as of January 1,	(71)	(59)
Net interest expense (income)	(2)	(2)
Loss (gain) from remeasurement in other comprehensive loss gain	(4)	(2)
Effect of changes in foreign exchange rates	(3)	(4)
Contributions	(4)	(4)
Balance as of December 31,	$ (84)	$ (71)